GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2014 are as follows:

	Dragon Joyce Group	3GUU Group	Owx Group	Total
	RMB	RMB	RMB	RMB
Balance as of December 31, 2012	247,373	267,824	49,644	564,841
Goodwill acquired during the year	—	—	—	—
Impairment	—	—	—	—

Balance as of December 31, 2013	247,373	267,824	49,644	564,841

Goodwill acquired during the year	—	—	—	—
Reorganization of reporting units	49,644	—	(49,644)	—
Impairment	—	—	—	—

Balance as of December 31, 2014	297,017	267,824	—	564,841

Balance as of December 31, 2014 in US$	47,870	43,166	—	91,036